Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,722)	£ (1,829)
Total market value	(1,674)	(1,860)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(65)	(34)
Total market value	(65)	(34)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(348)	(351)
Total market value	(348)	(351)
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(79)	(44)
Total market value	(79)	(44)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(86)	(155)
Total market value	(86)	(155)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,144)	(1,245)
Total market value	(1,096)	(1,276)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(81)	(56)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(2)	(12)
FVTPL [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
FVTPL [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(79)	(44)
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
FVTPL [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(63)	(22)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(63)	(22)
Financial liabilities derivatives in hedging relationship [member] | Trade payables [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Financial liabilities derivatives in hedging relationship [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Financial liabilities derivatives in hedging relationship [member] | Borrowings [member] | Financial liabilities at fair value [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,578)	(1,751)
Other Financial Liability [member] | Derivative financial instruments [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(348)	(351)
Other Financial Liability [member] | Deferred And Contingent Consideration [Member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(86)	(155)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,144)	£ (1,245)